Consolidated Statement of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Operations and Comprehensive Loss (Unaudited)
Revenue	$ 198,669	$ 28,355	$ 631,687	$ 83,950	$ 520,645	$ 62,732
Operating Expenses
Cost of revenue (including payments to related parties of $73,136 and $27,165, respectively and exclusive of amortization and depreciation shown separately below)	89,939	28,576	216,011	68,351	193,876	56,338
Amortization and depreciation	62,765	62,079	126,600	124,155	248,510	803
General and administration	199,459	76,886	339,927	151,678	322,860	256,686
Advertising and marketing	247,170	28,217	357,376	39,818	148,289	96,553
Professional fees- related party	65,210	84,365	1,533,614	156,835	8,899,596	188,036
Professional fees	441,530	165,518	1,602,109	375,647	625,452	282,875
Management compensation					180,000	2,100,000
Total operating expenses	1,106,073	445,641	4,175,637	916,484	10,618,583	2,981,291
Loss from Operations	(907,404)	(417,286)	(3,543,950)	(832,534)	(10,097,938)	(2,918,559)
Other Expense
Interest expense	0	(584)	(885)	(759)	(4,328)	(255)
Loss on settlement of debt by issuing common stock	0	0	(882,279)	0
Total other expense	0	(584)	(883,164)	(759)	(4,328)	(255)
Loss from operations before taxes	(907,404)	(417,870)	(4,427,114)	(833,293)	(10,102,266)	(2,918,814)
Provision for income taxes	0	0	0	0	0	0
Discontinued operations:
Income from discontinued operations					0	13,016
Loss on disposition of digital currency and digital currency assets					0	(2,030)
Income from discontinued operations					0	10,986
Net Loss	(907,404)	(417,870)	(4,427,114)	(833,293)	(10,102,266)	(2,907,828)
Comprehensive Loss	$ (907,404)	$ (417,870)	$ (4,427,114)	$ (833,293)	$ (10,102,266)	$ (2,907,828)
Loss from continuing operations per common share - basic and diluted					$ (0.10)	$ (0.05)
Income from discontinued operations per common share - basic					0	0.00
Income from discontinued operations per common share - diluted					0	0.00
Net loss per common share - basic and diluted	$ (0.02)	$ (0.00)	$ (0.07)	$ (0.01)	$ (0.10)	$ (0.05)
Basic and diluted weighted average number of common shares outstanding	36,387,315	97,350,883	64,310,131	95,766,935	96,663,470	62,254,977